USAA(R) logo appears here.





                                USAA TAX EXEMPT
                                     MONEY MARKET Fund




                                         [Picture appears here.]




                               Semiannual Report

--------------------------------------------------------------------------------
September 30, 2001

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      SHAREHOLDER VOTING RESULTS                                      14

      FINANCIAL INFORMATION

         Portfolio of Investments                                     17

         Notes to Portfolio of Investments                            34

         Statement of Assets and Liabilities                          35

         Statement of Operations                                      36

         Statements of Changes in Net Assets                          37

         Notes to Financial Statements                                38

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                   MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
    Precious Metals                  TAXABLE BOND            ASSET ALLOCATION
      and Minerals            --------------------------------------------------
  (ON OCTOBER 1, 2001,
THE FUND'S NAME WAS CHANGED           GNMA Trust            Balanced Strategy
 FROM THE GOLD FUND TO
PRECIOUS METALS AND MINERALS.) High-Yield Opportunities    Cornerstone Strategy

        Growth                          Income           Growth and Tax Strategy

    Growth & Income             Intermediate-Term Bond       Growth Strategy

     Income Stock                   Short-Term Bond          Income Strategy

    International
                              ---------------------------
 Science & Technology               TAX-EXEMPT BOND
                              ---------------------------
   Small Cap Stock
                                      Long-Term
        Value
                                  Intermediate-Term
    World Growth
                                      Short-Term

                                  State Bond/Income
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:

               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA TAX EXEMPT MONEY MARKET FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]

                                                "THE QUICK RESPONSE OF

                                                  MONETARY AND FISCAL

                                             POLICYMAKERS IS ENCOURAGING..."


--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------

               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the economy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear market has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board







               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA TAX EXEMPT MONEY MARKET FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Interest  income  that is exempt  from  federal  income tax and a
               further   objective  of   preserving   capital  and   maintaining
               liquidity.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in high-quality, tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

               *  AN  INVESTMENT  IN A  MONEY  MARKET  FUND  IS NOT  INSURED  OR
                  GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                                  9/30/01          3/31/01
--------------------------------------------------------------------------------
Net Assets                                   $1,944.9 Million  $1,940.2 Million
Net Asset Value Per Share                          $1.00            $1.00
--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/01
--------------------------------------------------------------------------------
   3/31/01 TO 9/30/01    1 YEAR       5 YEARS      10 YEARS       7-DAY YIELD
       1.35%**            3.19%         3.37%        3.23%          2.04%


** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.


          TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND



                             7-DAY YIELD COMPARISON
                             ----------------------
A chart in the form of a line graph appears here illustrating the comparison of the 7-day yield of the USAA Tax Exempt Money Market Fund and the iMoneyNet, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds. The data is from 9/25/2000 to 9/24/2001.

                   USAA TAX EXEMPT
                  MONEY MARKET FUND           IMONEYNET AVERAGE
                  -----------------           -----------------
09/25/00                4.06%                      3.77%
10/30/00                4.05%                      3.69%
11/27/00                4.10%                      3.71%
12/18/00                3.85%                      3.49%
01/29/01                3.71%                      3.50%
02/26/01                3.43%                      3.04%
03/26/01                3.28%                      2.94%
04/30/01                3.91%                      3.48%
05/21/01                2.87%                      2.60%
06/25/01                2.87%                      2.53%
07/30/01                2.59%                      2.20%
08/27/01                2.04%                      1.81%
09/24/01                2.02%                      1.72%


DATA REPRESENT THE LAST MONDAY OF EACH MONTH.  ENDING DATE 9/24/01.



The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

[Photograph of the Portfolio
Manager appears here.]

                                           Tony Era


--------------------------------------------------------------------------------

HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND PERFORM?

               For the six-month period ended September 30, 2001, your USAA Tax Exempt Money Market Fund ranked 13 out of 132 national money market funds, reported by iMoneyNet, Inc. The Fund's total return was 1.35%, compared to an average total return of 1.19% for the category over the same period. The Fund ended the period with a seven-day yield of 2.04%.


WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               Yields in the tax-exempt short-term market continued to decline during the last six-month period. The Federal Reserve Board's (the Fed's) ongoing effort to reinvigorate the economy by cutting interest rates was reflected in lower municipal market yields. By August 21, 2001, the federal funds rate had been cut seven



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE IMONEYNET, INC. DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               times in 2001 to 3.50% from 6.50% at the beginning of the year. After the tragic events surrounding the terrorist attacks in the United States on September 11, the central bank lowered the rate again by 0.50%. Consequently, by September 28, 2001, the yield on one-year AAA-rated general obligation notes had fallen to 2.18%, compared to 4.34% at the end of September 2000--just one year earlier.

               Yields on tax-exempt commercial paper and variable-rate demand notes (VRDNs) have also been influenced by the decline in interest rates, although supply and demand imbalances at various times can also influence their yields.


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               During this period, we selectively purchased tax-exempt securities over a variety of short-term maturity dates that, in our opinion, offered attractive yields. Although these securities are bought at a fixed rate, they provide a cushion when yields on VRDNs drop. In addition, we rigorously monitored the performance of VRDNs and selectively replaced those that we believed were underperforming. VRDNs have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. The interest rate is generally reset weekly on VRDNs, which is another attractive feature of these securities.

 ...CONTINUED
--------------------------------------------------------------------------------


               Also, as the number of companies reporting revisions to their earnings estimates increased during the period, we intensified our surveillance of specific company and industry performance figures. Although we continuously monitor the credit quality of issuers and guarantors to avoid potential credit concerns, we are also vigilant in looking for opportunities in which the market has been inefficient in pricing a particular security properly.


WHAT IS THE OUTLOOK?

               On October 2, 2001, right after the period ended, the Fed cut the rate by another 0.50% to 2.50%, the ninth rate cut this year. Over the near term, economic indexes continue to suggest that more Fed easing will likely occur before we begin to see evidence of an economic recovery. Consumer spending will play a large role in the timing and strength of this recovery. Prompted by recent talk of increased government spending and the Fed's current position of easing interest rates, some economists are beginning to think that signs of recovery may materialize as early as the second quarter of 2002.

               Although we do not anticipate major changes in our strategy, we remain committed to searching for opportunities to fine-tune our strategy as changes occur in the tax-exempt market. As portfolio manager, I continue to rely on the expertise and talent of our dedicated team of money market credit analysts to help in this endeavor. We thank you for your trust and continued business.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                                  PORTFOLIO MIX
                                     9/30/01


A pie chart is shown here depicting the Portfolio Mix as of September 30, 2001 of the USAA Tax Exempt Money Market Fund to be:

Fixed-Rate Instruments - 8.9%; Put Bonds - 8.5%; Variable-Rate Demand Notes - 80.7%; and Adjustable-Rate Notes - 1.3%.



PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-33.

 ...CONTINUED
--------------------------------------------------------------------------------


                        CUMULATIVE PERFORMANCE OF $10,000
                        ---------------------------------
A chart in the form of a line graph appears here, illustrating the cumulative performance of a $10,000 investment in the USAA Tax Exempt Money Market Fund. The data is from 9/30/1991 to 9/30/2001. The data points from the graph are as follows:

USAA TAX EXEMPT MONEY MARKET FUND
  YEAR                 AMOUNT
--------              -------
09/30/91              $10,000
03/31/92               10,192
09/30/92               10,352
03/31/93               10,487
09/30/93               10,611
03/31/94               10,730
09/30/94               10,867
03/31/95               11,049
09/30/95               11,254
03/31/96               11,453
09/30/96               11,642
03/31/97               11,830
09/30/97               12,038
03/31/98               12,242
09/30/98               12,453
03/31/99               12,642
09/30/99               12,839
03/31/00               13,057
09/30/00               13,318
03/31/01               13,562
09/30/01               13,743

DATA FROM 9/30/91 THROUGH 9/30/01.


               The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

               Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

14

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA Tax Exempt Money Market Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

               Proposal to elect Directors as follows:


                                                                     VOTES
               DIRECTORS                       VOTES FOR             WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis                 1,842,731,201         33,320,138

               Christopher W. Claus            1,842,731,201         33,320,138

               David G. Peebles                1,842,731,201         33,320,138

               Michael F. Reimherr             1,842,731,201         33,320,138

               Richard A. Zucker               1,842,731,201         33,320,138

               Barbara B. Dreeben              1,842,731,201         33,320,138

               Robert L. Mason, Ph.D.          1,842,731,201         33,320,138

               Laura T. Starks, Ph.D.          1,842,731,201         33,320,138

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 997,266,669    94,443,281     28,734,311         11,949


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                1,013,531,254   81,062,300     25,850,707         11,949


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 993,882,730    97,405,858     29,155,673         11,949

16

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 955,205,842    137,833,227    27,405,192         11,949


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                1,036,709,018   58,768,662     24,966,581         11,949

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements.

          ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted at a given time, such as monthly or quarterly, to a rate that reflects current market conditions. However, these securities do not offer the right to sell the security at face value prior to maturity.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          The Fund's investments consist of securities that meet the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

          (PRE)     Prerefunded to a date prior to maturity.
          (LOC)     Enhanced by a bank letter of credit.
          (LIQ)     Enhanced by a bank or nonbank liquidity agreement.
          (NBGA)    Enhanced by a nonbank guarantee agreement.
          (INS)     Scheduled principal and interest payments are insured by:
                    (1)  MBIA, Inc.
                    (2)  Financial Guaranty Insurance Co.
                    (3)  Financial Security Assurance Holdings Ltd.
                    (4)  ACE Guaranty RE, Inc.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN           Bond Anticipation Note

         COP           Certificate of Participation

         CP            Commercial Paper

         EDC           Economic Development  Corp.

         GO            General Obligation

         IDA           Industrial Development Authority/Agency

         IDB           Industrial Development Board

         IDC           Industrial Development Corp.

         IDRB          Industrial Development Revenue Bond

         ISD           Independent School District

         MERLOT        Municipal Exempt Receipts-Liquidity Optional Tender

         MFH           Multifamily Housing

         PCRB          Pollution Control Revenue Bond

         RAN           Revenue Anticipation Note

         RB            Revenue Bond

         RN            Revenue Note

20

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (80.7%)
            ALABAMA (2.2%)
  $21,850   Birmingham Medical Clinic Board RB,
              Series 1998 (LOC)                     2.43% 10/01/2028  $   21,850
    6,300   Birmingham Special Care Facilities
              Finance Auth. RB (LOC)                2.39   3/01/2010       6,300
    9,500   Evergreen Board IDRB, Series 1985 (LOC) 2.50  12/01/2004       9,500
            Mobile Special Care Facilities
              Financing Auth. RB,
    2,500     Series 2001 (LOC)                     2.42   7/01/2021       2,500
    1,545     Series 2001 (LOC)                     2.43   6/01/2026       1,545
    1,095   Montgomery Engelside Medical Clinic
              Board RB, Series 1999A (LOC)          2.35   3/01/2008       1,095

            ALASKA (0.3%)
    6,420   Industrial Development and Export Auth.
              RB, Series 1991 (LOC)                 2.55  11/01/2009       6,420

            ARKANSAS (0.2%)
    3,600   Hospital Equipment Finance Auth. RB,
              Series 1998A (LOC)                    2.45  11/01/2028       3,600

            CALIFORNIA (1.8%)
   24,900   Chula Vista IDRB, Series 1996A          3.75   7/01/2021      24,900
   10,000   Long Beach Health Facility RB,
              Series 1991                           2.40  10/01/2016      10,000

            COLORADO (1.1%)
    8,000   Educational and Cultural Facilities RB,
              Series 1998 (LOC)                     2.40   8/01/2013       8,000
    2,985   El Paso County Economic Development RB,
              Series 1996 (LOC)                     2.45  11/01/2021       2,985
            Health Facilities Auth. RB,
    1,590     Series 1995 (LOC)                     2.45   9/01/2015       1,590
    1,735     Series 1996A (LOC)                    2.45  12/01/2016       1,735
    2,540     Series 1998A (LOC)                    2.52   1/01/2018       2,540
    1,840     Series 1998C (LOC)                    2.52   1/01/2018       1,840
    3,400   Postsecondary Educational Facilities
              Auth. RB, Series 1998 (LOC)           2.40   4/01/2013       3,400

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            DELAWARE (0.3%)
  $ 2,100   Economic Development Auth. RB,
              Series 1993C                          2.35% 10/01/2028  $    2,100
    2,675   New Castle County PCRB, Series 1985     2.25  10/01/2008       2,675

            DISTRICT OF COLUMBIA (0.1%)
    2,255   GO, Series 2000A (LIQ) (INS)3           2.45   6/01/2015       2,255

            FLORIDA (11.8%)
    7,085   Capital Projects Finance Auth. RB,
              Series 2000H (LIQ)                    2.45  12/01/2030       7,085
            Capital Trust Agency MFH RB,
   73,300    Series 1999A (NBGA)b                   2.43  12/01/2032      73,300
   17,500    Series 1999B (NBGA)b                   2.43  12/01/2032      17,500
    9,335   Department of Juvenile Justice
              Certificate of Lease Series 1998,
              MERLOT, Series 2000 000 (LIQ)
              (INS)1,b                              2.39   6/15/2019       9,335
   81,775   Gulf Breeze Healthcare Facilities RB,
              Series 1999 (NBGA)b                   2.48   1/01/2024      81,775
    3,200   Hillsborough County IDA PCRB,
              Series 1992                           2.75   5/15/2018       3,200
    1,930   Jackson County PCRB, Series 1997        2.75   7/01/2022       1,930
    4,400   Jacksonville Health Facilities Auth.
              Hospital RB, Series 1996 (LOC)        2.75   5/01/2021       4,400
   21,200   Jacksonville Hospital RB,
              Series 1988 (LOC)                     2.35   2/01/2018      21,200
      500   Martin County PCRB, Series 2000         2.85   7/15/2022         500
      200   Miami-Dade County Educational
              Facilities Auth. RB,
              Series 1998 (LOC)                     2.35  10/01/2018         200
    9,600   Orange County Health Facilities
              Auth. RB, Series 2000A (LIQ)          2.45   6/01/2030       9,600

            GEORGIA (2.2%)
    8,900   DeKalb County Development Auth. PCRB,
              Series 1985                           2.40  11/01/2003       8,900
    2,165   Fulton County Development Auth. RB,
              Series 1985                           2.25  12/01/2001       2,165
    2,580   Peachtree Development Auth. RB,
              Series 1988 (LOC)                     2.35   7/01/2010       2,580
            Savannah Economic Development
              Auth. RB,
   19,925     Series 2000 (LOC)                     2.40  10/01/2030      19,925
    9,000     Series 2001 (LOC)                     2.35   9/01/2026       9,000

22

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            HAWAII (0.3%)
  $ 6,100   Department of Budget and Finance
              Special Purpose RB, Series 1994 (LOC) 2.60%  3/01/2008  $    6,100

            IDAHO (0.4%)
    7,500   American Falls Reservoir District RB,
              Series 2000                           3.30   2/01/2025       7,500

            ILLINOIS (2.9%)
   10,195   Chicago Park District Limited Tax Park
              Bonds, Series 2001A (LIQ) (INS)2,b    2.43   1/01/2020      10,195
   15,000   Chicago RB, Series 2000A (LOC)          2.35   6/01/2005      15,000
      900   Development Finance Auth. Educational
              Facilities RB, Series 2000A (LOC)     2.35  10/01/2030         900
    8,700   Development Finance Auth. PCRB,
              Series 1985 (LOC)                     3.20  12/01/2008       8,700
            Development Finance Auth. RB,
    2,090     Series 1998 (LOC)                     2.45   8/01/2022       2,090
    9,315     Series 1999A (LIQ)                    2.45  10/01/2029       9,315
    1,355   Evanston IDRB, Series 1985 (LOC)        2.80   5/01/2015       1,355
    1,000   Lake County Industrial Building RB,
              Series 1985 (LOC)                     4.45  10/01/2015       1,000
            Sauget Village PCRB,
    6,600     Series 1993                           2.30   5/01/2028       6,600
    1,600     Series 1996                           2.30   9/01/2014       1,600

            INDIANA (1.5%)
      696   Crawfordsville Economic Development
              RB, Series 1999B (LOC)                2.45   1/01/2030         696
    2,000   Development Finance Auth. Economic
              Development RB, Series 1998 (LOC)     2.45   9/01/2018       2,000
    7,190   Educational Facilities Auth. RB,
              Series 2000A (LOC)                    2.40  12/01/2029       7,190
    8,720   Gary Redevelopment District Economic
              Growth RB, Series 2001A (LOC)         2.30   2/14/2005       8,720
      660   Hobart Economic Development RB,
              Series 1993 (LOC)                     2.42   6/01/2003         660
    1,300   Huntington Industrial Economic
              Development RB, Series 1990           2.40   6/26/2014       1,300
    4,295   Indianapolis Economic Development RB,
              Series 1997 (LOC)                     2.40   5/01/2018       4,295

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------

  $ 5,000   Vincennes Economic Development RB,
              Series 2001 (LOC)                     2.52%  9/01/2018  $    5,000

            IOWA (1.5%)
    5,300   Chillicothe PCRB, Series 1991           2.35  11/01/2010       5,300
    2,900   Eddyville PCRB, Series 1985 (LOC)       3.90  11/01/2003       2,900
    2,500   Finance Auth. MFH Refunding RB,
              Series 1995A (LOC)                    2.45  12/01/2017       2,500
    2,000   Finance Auth. Private School Facility
              RB, Series 1998 (LOC)                 2.80   6/01/2028       2,000
    1,900   Finance Auth. Purchase RB,
              Series 1999 (LOC)                     2.40   2/01/2019       1,900
            Higher Education Loan Auth. RB,
      350     Series 1997 (LOC)                     2.85   4/01/2027         350
    4,000     Series 1999 (LOC)                     2.40   3/01/2029       4,000
    2,000     Series 1999B (LOC)                    2.40   6/01/2019       2,000
    7,800   Linn County RB, Series 2000 (LOC)       2.40  12/01/2010       7,800

            KENTUCKY (3.9%)
    3,000   Boyd County Industrial Building RB,
              Series 2000 (LOC)                     2.35  10/01/2015       3,000
    6,350   Economic Development Finance Auth.
              Hospital RB, Series 1998A (LOC)       2.40   8/01/2013       6,350
            Economic Development Finance Auth. RB,
    1,800     Series 1997 (LOC)                     2.50  11/01/2017       1,800
   32,235     Series 1998 (LIQ)(INS)4               2.45   8/01/2018      32,235
    2,000   Frankfort Economic Development RB,
              Series 1990                           2.40   5/07/2014       2,000
            Hancock County Industrial Building RB,
    9,005     Series 1990 (LOC)                     2.70   7/01/2010       9,005
    9,490     Series 1991 (LOC)                     2.70   7/01/2011       9,490
    2,975   Hardin County Water District
              Number 001 Water RB, Series 1998
              (LOC)                                 2.45   9/01/2018       2,975
    5,735   Jefferson County Industrial Building
              RB, Series 1997 (LOC)                 2.45   1/01/2011       5,735
    3,300   Lexington-Fayette Urban County
              Government RB, Series 2001 (LOC)      2.52   7/01/2021       3,300

24

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            LOUISIANA (1.3%)
            Ascension Parish PCRB,
  $ 1,550     Series 1990                           2.40%  9/01/2010  $    1,550
    6,600     Series 1992                           2.40   3/01/2011       6,600
    5,475   Public Facilities Auth. IDRB,
              Series 1996 (LOC)                     2.35  12/01/2014       5,475
   10,000   Public Facilities Auth. MFH RB,
              Series 1991 (NBGA)                    2.80   7/01/2007      10,000
    1,100   Public Facilities Auth. PCRB,
              Series 1992                           2.40   8/01/2017       1,100

            MARYLAND (0.1%)
    2,500   IDA Economic Development RB,
              Series 1994                           2.55  12/01/2003       2,500

            MASSACHUSETTS (1.5%)
    5,605   Industrial Finance Agency RB,
              Series 1997 (LOC)                     2.28   5/01/2027       5,605
   23,990   Revere Housing Auth. MFH RB,
              Series 1991C (LOC)                    2.40   9/01/2028      23,990

            MICHIGAN (1.3%)
    7,900   Oakland County EDC RB, Series 2001
              (LOC)                                 2.37   8/01/2021       7,900
   18,165   Strategic Fund PCRB, Series 1985        2.25  12/01/2008      18,165

            MINNESOTA (3.2%)
            Minneapolis MFH RB,
   20,810     Series 1995 (Hennepin Crossing)
                (NBGA)                              2.90  12/01/2030      20,810
    8,510     Series 1995 (Laurel Curve) (NBGA)     2.90  12/01/2030       8,510
    4,470     Series 1995 (Swinford) (NBGA)         2.90  12/01/2030       4,470
    7,535     Series 1995 (The Deforest) (NBGA)d    2.90  12/01/2030       7,535
    6,930     Series 1995 (The McNair) (NBGA)       2.90  12/01/2030       6,930
   14,640     Series 1995 (Wilson Park Towers)
                (NBGA)                              2.90  12/01/2030      14,640

            MISSISSIPPI (0.3%)
    3,280   Hinds County Urban Renewal RN,
              Series 1991 (LOC)                     2.43   1/01/2007       3,280
    1,900   Hospital Equipment and Facilities
              Auth. RB, Series 2000 (LOC)           2.53   7/01/2015       1,900

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            MISSOURI (4.0%)
            Clayton IDA RB,
  $ 4,950     Series 1994A (LOC)                    2.40% 12/01/2006  $    4,950
    5,000     Series 1994B (LOC)                    2.40   2/01/2007       5,000
    7,050     Series 1995C (LOC)                    2.40   5/01/2005       7,050
            Health and Educational Facilities
              Auth. RB,
   14,250     Series 1998 (LOC)                     2.40   7/01/2023      14,250
    1,305     Series 1999A (LOC)                    2.85   8/15/2024       1,305
    6,900     Series 2000 (LOC)                     2.40   7/01/2025       6,900
    2,500     Series 2001 (LOC)                     2.90   7/01/2031       2,500
    5,900     Series 2001A (LOC)                    2.85   8/01/2031       5,900
    2,300   Kansas City IDA RB, Series 1997A        2.75   4/01/2027       2,300
    3,295   Kansas City IDA Hospital RB,
              Series 1988A (LOC)                    2.20   8/01/2018       3,295
   23,000   Lee's Summit MFH RB, Series 2001A       2.40   7/01/2046      23,000
    1,000   West Plains IDA RB, Series 1986 (LOC)   4.30  11/01/2010       1,000

            NEVADA (1.0%)
   18,425   Clark County GO, Series 2001 Bond Bank
              Bonds, Class A, Municipal Trust
              Certificates, Series ZTC-27 (LIQ)
              (INS)2,b                              2.43   6/01/2020      18,425

            NEW HAMPSHIRE (1.1%)
    8,800   Higher Educational and Health
              Facilities RB, Series 1996 (LOC)      2.35   5/01/2026       8,800
   12,105   Manchester Housing Auth. MFH RB,
              Series 1990A (LOC)                    2.40   6/15/2015      12,105

            NORTH CAROLINA (1.1%)
    3,300   Buncombe County Industrial Facilities
              Financing Auth. IDRB, Series 1996     2.70  11/01/2006       3,300
    5,000   Medical Care Commission Health Care
              Facility RB, Series 2001 (LOC)        2.30   9/01/2021       5,000
      200   Medical Care Commission Hospital RB,
              Series 1996A (LOC)                    2.70  10/01/2016         200
    1,100   Raleigh Durham Airport Auth. Special
              Facility RB, Series 1995B-1 (LOC)     2.75  11/01/2015       1,100
   11,660   Rockingham County Industrial Facilities
              and Pollution Control Financing
              Auth. RB, Series 1992                 2.35  10/01/2005      11,660

26

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            OHIO (3.0%)
  $ 6,000   Clark County IDA RB (LOC)               2.56% 12/01/2010  $    6,000
   31,385   Clinton County Hospital RB,
              Series 1999 (LOC)                     2.35   7/01/2029      31,385
    6,500   Cuyahoga County IDRB,
              Series 2000 (LOC)                     2.35  11/01/2019       6,500
   15,000   Liberty Community Infrastructure
              Financing Auth. RB,
              Series 2001 (LOC)                     2.30  12/01/2031      15,000

            OKLAHOMA (7.3%)
            Development Finance Auth. RB,
   32,175     Series 1999A (LIQ)                    2.45   6/01/2029      32,175
    3,000     Series 2000A (LIQ)                    2.45   1/01/2030       3,000
    5,985   IDA RB, Series 1998 (LOC)               2.40   8/01/2018       5,985
            Muskogee Industrial Trust PCRB,
   29,200     Series 1995A                          2.80   1/01/2025      29,200
   17,000     Series 1997A                          3.55   6/01/2027      17,000
            Muskogee Industrial Trust RB,
    2,200     Series 1985 (LOC)                     2.45  12/01/2015       2,200
    2,660     Series 1985 (LOC)                     2.45  12/01/2015       2,660
   20,000   Rural Enterprises Incorporated RB,
              Series 2000A (LIQ)                    2.45  10/01/2030      20,000
   30,000   Tulsa Industrial Auth. RB,
              Series 2000 (NBGA)b                   2.43  11/01/2032      30,000

            OREGON (4.3%)
    6,545   Clackamas County Hospital Facility RB,
              Series 1999C (LOC)                    2.40   5/15/2029       6,545
      425   Economic Development RB, Series CXVI    2.90  12/01/2005         425
            Medford Hospital Facilities Auth. RB,
   15,000     Series 1985 (LOC)                     2.37  12/01/2015      15,000
   15,500     Series 1991 (LOC)                     2.37   5/01/2021      15,500
   23,355     Series 1997 (LOC)                     2.37   5/15/2027      23,355
   23,100   Port of Portland Public Grain
              Elevator RB, Series 1984 (LOC)        4.08  12/01/2014      23,100

            PENNSYLVANIA (0.6%)
    6,000   Allentown Redevelopment Auth. MFH RB,
              Series 1990 (LOC)                     2.40   7/01/2020       6,000
    5,250   Chartiers Valley Industrial and
              Commercial Development Auth. RB,
              Series 1982                           2.90  11/15/2017       5,250

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            SOUTH DAKOTA (1.2%)
  $19,450   Health and Educational Facilities
              Auth. RB, Series 2000 (LIQ)(INS)1     2.40%  7/01/2025  $   19,450
    4,500   Yankton IDRB, Series 1997               2.38   7/01/2006       4,500

            TENNESSEE (8.4%)
    7,000   Dayton IDB RB, Series 2001 (LOC)        2.53   7/01/2036       7,000
   40,000   Knox County Health, Educational and
              Housing Facilities Board RB,
              Series 1999A (LIQ)                    2.45   5/01/2029      40,000
      500   Maryville IDB Education RB,
              Series 1997B (LOC)                    2.58   8/01/2002         500
    5,000   Nashville and Davidson County RB,
              Series 2000 (LOC)                     2.53   8/01/2020       5,000
            Nashville and Davidson County IDB
              MFH RB,
    6,710     Series 1989 (LOC)                     2.40   9/01/2019       6,710
    9,680     Series 1989 (LOC)                     2.40  10/01/2019       9,680
    1,750   Nashville and Davidson County IDB RB,
              Series 1999 (LOC)                     2.58   7/01/2006       1,750
    2,300   Sevier County Public Building Auth.,
              Series IV-2 (LIQ) (INS)3              2.75   6/01/2020       2,300
   85,000   Sumner County Health Educational and
              Housing Facilities RB,
              Series 1999A (NBGA)b                  2.40   6/01/2029      85,000
    4,625   Williamson County IDB RB,
              Series 2000 (LOC)                     2.53   3/01/2020       4,625

            TEXAS (5.9%)
   10,400   Alamo Heights Higher Education
              Facility RB, Series 1999A (LOC)       2.40   4/01/2019      10,400
   10,400   Amarillo Health Facilities Corp. RB,
              Series 1985 (LOC)                     2.55   5/31/2025      10,400
    6,400   Arlington IDC RB, Series 1985 (LOC)     2.60  10/01/2020       6,400
    2,980   Bell County Health Facilities
              Development Corp. RB, Series 1998
              (LOC)                                 2.40   5/01/2023       2,980
    3,000   Cameron Education Corp RB,
              Series 2001 (LOC)                     2.40   6/01/2031       3,000
      800   Garland IDA PCRB                        2.90  12/01/2005         800
    2,300   Gulf Coast Waste PCRB, Series 1994      2.30   4/01/2013       2,300
   10,275   Harris County IDC RB, Series 2000       2.40   7/01/2018      10,275

28

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $ 2,900   Houston Higher Education Finance Corp.
              RB, Series 2000 (LOC)                 2.40%  7/01/2020  $    2,900
   14,285   Keller ISD RB, Series 2001 Class A,
              Municipal Trust Certificates,
              Series ZTC-30 (LIQ)(NBGA)b            2.43   8/15/2021      14,285
    1,000   McAllen Health Facilities Development
              Corp. RB, Series 1984 (LOC)           2.75  12/01/2024       1,000
    1,800   North Central IDA RB, Series 1983       2.40  10/01/2013       1,800
            Plano ISD, Series 2001 Class A,
   12,870     Municipal Trust Certificates,
              Series  ZTC-13 (LIQ)(NBGA)b           2.43   2/15/2017      12,870
   16,830     Municipal Trust Certificates,
              Series  ZTC-14 (LIQ)(NBGA)b           2.43   2/15/2018      16,830
    3,700   Polly Ryon Hospital Auth. RB,
              Series 1999 (LOC)                     2.40  11/01/2024       3,700
   13,840   Williamson County Tax Road Bonds,
              Series 2001 Class A, Municipal Trust
              Certificates, Series ZTC-22 (LIQ)
              (INS)3,b                              2.43   2/15/2020      13,840

            UTAH (0.3%)
    6,600   Ogden City IDRB, Series 1986 (LOC)      2.50   9/01/2013       6,600

            VIRGINIA (0.7%)
            Chesterfield County IDA PCRB,
    6,500     Series 1992                           2.35   4/01/2009       6,500
    1,000     Series 1993                           2.40   8/01/2009       1,000
    3,550   Clarke County IDA RB, Series 2000
              (LIQ)(INS)3                           2.45   1/01/2030       3,550
    1,500   Roanoke IDA RB, Series 1994             2.70  12/01/2013       1,500

            WASHINGTON (0.5%)
    4,600   Housing Finance Commission RB,
              Series 1990 (LOC)                     2.70   1/01/2021       4,600
    5,310   State Higher Education Facilities
              Auth. RB, Series 2001                 2.40  10/01/2031       5,310

            WISCONSIN (1.8%)
    8,000   Milwaukee IDRB, Series 1995             2.60   9/01/2015       8,000
            Pleasant Prairie PCRB,
    1,490     Series 1995A                          2.60   9/01/2030       1,490

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $10,650     Series 1995B                          2.60%  9/01/2030  $   10,650
   10,000     Series 1995C                          2.60   9/01/2030      10,000
    4,450   Sheboygan Wisconsin PCRB, Series 1995   2.60   9/01/2015       4,450

            WYOMING (1.3%)
    9,900   Converse County PCRB, Series 1988       3.00   1/01/2014       9,900
            Sweetwater County PCRB,
    9,335     Series 1992A                          2.55   4/01/2005       9,335
    6,305     Series 1992B                          2.55  12/01/2005       6,305
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $1,569,046)        1,569,046
--------------------------------------------------------------------------------
            ADJUSTABLE-RATE NOTES (1.3%)
            CALIFORNIA
   26,000   State 2001-02 RAN, Index Notes,
              Series Bc (cost: $26,000)             2.43   6/28/2002      26,000
--------------------------------------------------------------------------------
            PUT BONDS (8.5%)
            FLORIDA (0.7%)
            Jacksonville PCRB,
    3,800     Series 1992                           2.55   5/01/2027       3,800
    9,200     Series 1994                           2.55   9/01/2024       9,200
    1,000     Series 1994                           2.20   9/01/2024       1,000

            GEORGIA (0.2%)
    4,200   Marietta Housing Auth. MFH RB,
              Series 1985E (LOC)                    4.15   1/15/2009       4,200

            ILLINOIS (4.3%)
            Health Facilities Auth. RB,
   15,000     Series 1985B                          2.50   8/15/2015      15,000
   10,000     Series 1987Ed                         4.45   8/15/2020      10,000
   20,000     Series 1988                           2.40   8/15/2010      20,000
   25,000     Series 1995d                          2.55   6/01/2030      25,000
   14,000     Series 1996                           2.95   8/15/2030      14,000

30

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            KENTUCKY (0.3%)
  $ 5,500   Lexington-Fayette Urban County RB,
              Series 1987 (LOC)                     3.25%  4/01/2015  $    5,500

            MONTANA (2.1%)
            Board of Investments Municipal Finance
              Consolidation Act Bonds,
    6,150     Series 1992 (NBGA)                    3.50   3/01/2005       6,150
    7,125     Series 1995 (NBGA)                    3.50   3/01/2010       7,125
    9,850     Series 1997 (NBGA)d                   3.50   3/01/2017       9,850
   11,375     Series 1998 (NBGA)                    3.50   3/01/2018      11,375
    7,000     Series 2000 (NBGA)                    3.50   3/01/2025       7,000

            NEW HAMPSHIRE (0.3%)
    5,545   IDA Resources Recovery RB,
              Series 1985 (INS)1                    2.90   7/01/2007       5,545

            VIRGINIA (0.6%)
            Louisa IDA PCRB,
    4,000     Series 1984                           2.60  12/01/2008       4,000
    7,400     Series 1985                           2.55  12/01/2008       7,400
--------------------------------------------------------------------------------
            Total put bonds (cost: $166,145)                             166,145
--------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (8.9%)
            CALIFORNIA (0.8%)
   15,000   State GO CP Notes                       2.45  12/06/2001      15,000

            COLORADO (0.1%)
    2,295   El Paso County School District Number 2
              Harrison GO, Series 1999 (INS)1,a     3.00  12/01/2001       2,284

            FLORIDA (0.3%)
    5,500   Kissimmee Utility Auth. CP Notes,
              Series 2000B                          2.40  10/01/2001       5,500

            ILLINOIS (1.7%)
    4,000   Chicago Equipment Notes GO,
              Series 1998 (INS)3                    5.00   1/01/2002       4,006

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
  $22,000   Health Facilities Auth. RB,
              Series 1991 (PRE)                     6.80% 10/01/2024  $   22,503
    4,500   Rural Bond Bank Public Project Notes,
              Series 2001                           3.75   9/01/2002       4,548
    1,730   Will County Community Unit School
              District Number 201-U GO,
              Series 1991 (INS)1,a                  4.47  12/15/2001       1,715

            INDIANA (0.2%)
    3,000   Health Facility Financing Auth. RB,
              Series 1992 (PRE)                     6.63   2/15/2013       3,098

            KANSAS (0.4%)
    7,500   Topeka Kansas Hospital GO,
              Series 2001A                          3.50   2/15/2002       7,508

            MASSACHUSETTS (1.0%)
   18,800   Clinton GO BAN                          4.25   2/06/2002      18,854

            MINNESOTA (1.6%)
    3,100   Bemidji ISD Number 031 GO,
              Series 2000 (NBGA)                    3.60   3/07/2002       3,102
    2,790   Crosby Ironton ISD Number 182 GO,
              Series 2001 (NBGA)                    3.49   3/08/2002       2,792
    4,565   Hastings ISD Number 200 GO,
              Series 2001A (NBGA)                   3.40   3/21/2002       4,569
    2,225   Monticello ISD Number 882 GO,
              Series 2001 (NBGA)                    4.40   2/10/2002       2,235
    1,240   Shakopee ISD Number 720 GO,
              Series 2001 (NBGA)                    4.00   2/25/2002       1,243
    2,680   Spring Lake Park ISD Number 16 GO,
              Series 2001 (NBGA)                    3.47   3/08/2002       2,682
   10,000   Tax and Aid Anticipation Borrowing
              Program COP GO, Series 2001A (NBGA)   4.00   2/12/2002      10,024
    1,650   Waseca ISD Number 829 GO,
              Series 2001 (NBGA)                    3.50   3/28/2002       1,651
    3,000   Westonka ISD Number 277 GO,
              Series 2001A (NBGA)                   3.50   3/07/2002       3,001

32

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PRINCIPAL                                         COUPON       FINAL
   AMOUNT   SECURITY                                RATE    MATURITY       VALUE
--------------------------------------------------------------------------------
            MISSOURI (1.1%)
            Health and Educational Facilities Auth.
              RAN,
  $ 1,500     Series 2001A                          3.75%  4/19/2002  $    1,503
      735     Series 2001D                          3.75   4/19/2002         737
    1,600     Series 2001E (LOC)                    3.75   4/19/2002       1,604
    5,500     Series 2001F                          3.75   4/19/2002       5,513
    3,980     Series 2001G                          3.75   4/19/2002       3,989
    3,020     Series 2001I                          3.75   4/19/2002       3,029
    2,500     Series 2001J                          3.75   4/19/2002       2,506
    2,500   State Board of Public Buildings RB,
              Series 1991A                          5.90  12/01/2001       2,510

            NEBRASKA (0.2%)
    4,300   Public Power District RB,
              Series 1998A (INS)1                   5.00   1/01/2002       4,315

            NEW YORK (0.2%)
    4,000   Triborough Bridge and Tunnel Auth.
              BAN, Series 2001A                     5.00   1/17/2002       4,024

            OHIO (0.2%)
    4,300   Youngstown City School District BAN,
              Series 2001                           3.13   4/15/2002       4,317

            TEXAS (0.9%)
            Austin Combined Utility Systems RB,
    4,000     Series 1993A (INS)1,a                 3.25  11/15/2001       3,985
   14,810     Series 1993A (INS)1,a                 3.27   5/15/2002      14,517

            VIRGINIA (0.2%)
    3,820   Virginia Beach Development Auth.
              Hospital RB, Series 1991 (PRE)        6.30  11/01/2021       3,907
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $172,771)                172,771
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $1,933,962)                      $1,933,962
================================================================================

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Hospitals                        17.6%  Automobiles                         2.1%
Multifamily Housing              14.1   Finance - Municipal                 2.1
Electric Utilities                9.1   Electric/Gas Utilities - Municipal  1.5
General Obligations               8.8   Electrical Equipment                1.5
Banks                             7.4   Community Service                   1.4
Education                         6.3   Escrowed Bonds                      1.3
Health Care - Miscellaneous       5.6   Agricultural Products               1.2
Nursing/Continuing Care Centers   4.7   Aerospace/Defense                   1.1
Buildings                         3.8   Chemicals - Specialty               1.0
Real Estate Tax/Fee               2.3   Other                               6.5
                                                                           ----
                                        Total                              99.4%
                                                                           ====

PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------

Alabama                2.2%     Kansas          0.4%     North Carolina   1.1%
Alaska                 0.3      Kentucky        4.2      Ohio             3.2
Arkansas               0.2      Louisiana       1.3      Oklahoma         7.3
California             3.9      Maryland        0.1      Oregon           4.3
Colorado               1.3      Massachusetts   2.5      Pennsylvania     0.6
Delaware               0.3      Michigan        1.3      South Dakota     1.2
District of Columbia   0.1      Minnesota       4.8      Tennessee        8.4
Florida               12.8      Mississippi     0.3      Texas            6.8
Georgia                2.4      Missouri        5.1      Utah             0.3
Hawaii                 0.3      Montana         2.1      Virginia         1.4
Idaho                  0.4      Nebraska        0.2      Washington       0.5
Illinois               8.9      Nevada          1.0      Wisconsin        1.8
Indiana                1.7      New Hampshire   1.4      Wyoming          1.3
Iowa                   1.5      New York        0.2                      ----
                                                         Total           99.4%
                                                                         ====

34

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 1.2% of the Fund's net assets.

          (b) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At September 30, 2001, these securities represented 19.7% of the Fund's net assets.

          (c) At September 30, 2001, the cost of securities purchased on a delayed-delivery basis was $26,000,000.

          (d) At September 30, 2001, this security was segregated to cover delayed-delivery purchases.



              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities                                        $ 1,933,962
   Cash                                                                   3,773
   Receivables:
      Capital shares sold                                                 2,037
      Interest                                                            6,885
      Securities sold                                                    28,877
   Prepaid expense                                                           60
                                                                    -----------
         Total assets                                                 1,975,594
                                                                    -----------

LIABILITIES

   Securities purchased                                                  26,000
   Capital shares redeemed                                                3,826
   USAA Investment Management Company                                       453
   USAA Transfer Agency Company                                              73
   Accounts payable and accrued expenses                                     72
   Dividends on capital shares                                              304
                                                                    -----------
         Total liabilities                                               30,728
                                                                    -----------
            Net assets applicable to capital shares outstanding     $ 1,944,866
                                                                    ===========

REPRESENTED BY:

   Paid-in capital                                                  $ 1,944,866
                                                                    ===========
   Capital shares outstanding                                         1,944,866
                                                                    ===========
   Authorized shares of $.01 par value                                3,235,000
                                                                    ===========
   Net asset value, redemption price, and offering price per share  $      1.00
                                                                    ===========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                     $ 29,667
                                                                       --------
   Expenses:
      Management fees                                                     2,684
      Administrative and servicing fees                                     319
      Transfer agent's fees                                                 469
      Custodian's fees                                                      178
      Postage                                                               112
      Shareholder reporting fees                                             68
      Directors' fees                                                         3
      Registration fees                                                      26
      Professional fees                                                      30
      Insurance                                                             181
      Other                                                                  15
                                                                       --------
         Total expenses                                                   4,085
      Expenses paid indirectly                                              (11)
                                                                       --------
         Net expenses                                                     4,074
                                                                       --------
            Net investment income                                      $ 25,593
                                                                       ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                     9/30/2001        3/31/2001
                                                 -------------------------------
   Net investment income                           $   25,593      $    70,953
                                                 -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                              (25,593)         (70,953)
                                                 -------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                          844,112        1,839,381
   Dividend reinvestments                              24,431           67,742
   Cost of shares redeemed                           (863,830)      (1,830,184)
                                                 -------------------------------
      Increase in net assets from
         capital share transactions                     4,713           76,939
                                                 -------------------------------
   Net increase in net assets                           4,713           76,939

NET ASSETS

   Beginning of period                              1,940,153        1,863,214
                                                 -------------------------------
   End of period                                   $1,944,866      $ 1,940,153
                                                 ===============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                        844,112        1,839,381
   Shares issued for dividends reinvested              24,431           67,742
   Shares redeemed                                   (863,830)      (1,830,184)
                                                 -------------------------------
      Increase in shares outstanding                    4,713           76,939
                                                 ===============================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market
          Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              2. Securities that cannot be valued by the methods set forth above and all other assets are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

          D. PREPAID EXPENSE - The Fund, along with other USAA money market funds, is covered under an insurance policy issued by ICIM Reinsurance Company. The purpose of this coverage is to protect the Fund against bond defaults and similar events that could negatively affect the value of portfolio securities of money market funds. The Fund amortizes the insurance premium over the life of the policy.

          E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $11,000.

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

40

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Costs of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2001, were $1,784,382,000 and $1,780,983,000, respectively.

          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.10% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

42

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA TAX EXEMPT MONEY MARKET FUND

SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                              YEAR ENDED MARCH 31,
                           ------------------------------------------------------------------------------------------
                               2001            2001            2000            1999            1998            1997
                           ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
Net investment income             .01             .04             .03             .03             .03             .03
Distributions from net
   investment income             (.01)           (.04)           (.03)           (.03)           (.03)           (.03)
                           ------------------------------------------------------------------------------------------
Net asset value at
   end of period           $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                           ==========================================================================================
Total return (%) *               1.35            3.88            3.27            3.26            3.48            3.30
Net assets at end
   of period (000)         $1,944,866      $1,940,153      $1,863,214      $1,767,036      $1,631,785      $1,565,634
Ratio of expenses to
   average net assets (%)         .43a,b          .38             .38             .38             .38             .39
Ratio of net investment
   income to average
   net assets (%)                2.67a           3.80            3.24            3.21            3.42            3.25


  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.


                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                LEGAL COUNSEL   Goodwin Procter LLP
                                Exchange Place
                                Boston, Massachusetts 02109

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, (in San Antonio) 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, (in San Antonio) 498-8777

              INTERNET ACCESS   USAA.COM

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